Subsequent events (Narrative) (Details) - Class B shares - Subsequent events	Feb. 05, 2020 CAD ($) shares	Feb. 04, 2020 CAD ($) shares	Jan. 02, 2020 Share
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments granted in share-based payment arrangement | Share			27,580
Solarvest BioEnergy Inc.
Disclosure of non-adjusting events after reporting period [line items]
Number of additional shares issued to settle derivative liability | shares		225,371
Derivative liabilities settled through issuance of shares | $		$ 2,646,269
Cannara Biotech Inc.
Disclosure of non-adjusting events after reporting period [line items]
Number of shares sold for investment in Cannara | shares	85,003,750
Gross proceeds of common stock | $	$ 7,743,492